(LOSS)/EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2023
Earnings per share [abstract]
(LOSS)/EARNINGS PER SHARE
10.	(LOSS)/EARNINGS PER SHARE

Basic (loss)/earnings per ordinary share

Basic (loss)/earnings per ordinary share is calculated by dividing the net (loss)/earnings attributable to owners of the parent of US$24,018,000 (2022: loss of US$41,009,000) (2021: profit of US$875,000) by the weighted average number of ‘A’ ordinary shares in issue, net of any Treasury Shares, during the year. Basic (loss)/earnings per ordinary share from continuing operations is calculated by dividing the loss from continuing operations attributable to owners of the parent of US$36,868,000 (2022: loss of US$43,586,000) (2021: loss of US$1,850,000) by the weighted average number of ‘A’ ordinary shares in issue, net of any Treasury Shares, during the year.

As at December 31, 2023, the number of ‘A’ ordinary shares for the purposes of the calculation of basic (loss)/earnings per share are 153,099,405 shares (2022: 134,939,327 shares) (2021: 83,606,810 shares).

	December 31, 2023	December 31, 2022	December 31, 2021
‘A’ ordinary shares	153,099,405	134,939,327	83,606,810

Basic (loss)/earnings per share denominator	153,099,405	134,939,327	83,606,810

Reconciliation to weighted average (loss)/earnings per share denominator:
Number of ‘A’ ordinary shares at January 1 (Note 19)	164,985,882	96,162,410	96,162,410
Weighted average number of ‘A’ ordinary shares issued during the year*	669,123	51,332,517	-
Weighted average number of treasury shares	(12,555,600)	(12,555,600)	(12,555,600)

Basic (loss)/earnings per share denominator	153,099,405	134,939,327	83,606,810

* The weighted average number of shares issued during the year is calculated by taking the number of shares issued multiplied by the number of days in the year each share is in issue, divided by 365 days.

Diluted (loss)/earnings per ordinary share

Diluted (loss)/earnings per ordinary share is calculated by dividing the net (loss)/earnings attributable to owners of the parent by the weighted average number of ‘A’ ordinary shares in issue, net of any Treasury Shares, during the year, plus the weighted average number of ‘A’ ordinary shares that would be issued on the conversion of all the dilutive potential ‘A’ ordinary shares into ‘A’ ordinary shares. As the potentially dilutive instruments were anti-dilutive in all periods presented, basic (loss)/earnings per ‘A’ ordinary share and diluted (loss)/earnings per ‘A’ ordinary share are equivalent.

The following potential ‘A’ ordinary shares are anti-dilutive and are therefore excluded from the weighted average number of ‘A’ ordinary shares for the purposes of calculating diluted (loss)/earnings per ‘A’ ordinary share.

	December 31, 2023	December 31, 2022	December 31, 2021
Potentially Dilutive Instruments:
Issuable on exercise of options (Note 20)	186,908	2,752,153	4,648,586
Issuable on exercise of warrants to Perceptive (Note 23)	-	-	-
Issuable on conversion of Exchangeable notes (Note 23)	38,391	1,436,463	18,263,254
Issuable on conversion of Convertible notes (Note 23)	24,691,358	16,370,709	-

Total number of potentially dilutive instruments excluded from the weighted average number of ‘A’ ordinary shares in calculating dilutive (loss)/earnings per ‘A’ ordinary share	24,916,657	20,559,325	22,911,840

Of the ‘A’ ordinary shares issuable on exercise of options, 13,743 are contingently issuable as their issue is contingent upon satisfaction of specified performance conditions in addition to the passage of time. The conditions governing their exercisability have not been satisfied as at the end of the reporting period.

Subsequent to the end of the reporting period, the following ordinary share transactions or potential ordinary share transactions occurred:

○
Options over 12,100,000 ‘A’ ordinary shares were granted, of which 6,250,000 are contingently issuable as their issue is contingent upon satisfaction of specified performance conditions in addition to the passage of time.

○
In connection with the acquisition of the Waveform Assets and the Amendment of the Term Loan in January 2024, Perceptive received new warrants to purchase an additional 10,000,000 'A' shares and the Company has agreed to price these additional warrants and reprice the existing warrants to purchase the 10,00,000 shares that were issued to Perceptive under the original term loan, with an exercise price of US$0.11.

○
Warrants to purchase 1,200,000 'A' shares have been issued to a consultant assisting with our CGM business. The exercise price is US$0.11 per share. The warrants are exercisable, in whole or part, until the fifth anniversary of the issue date in January 2024.

(Loss)/earnings per ADS

In February 2024, the Company changed the ratio of the ADSs representing its ‘A’ ordinary shares from one (1) ADS representing four (4) ‘A’ ordinary shares to one (1) ADS representing twenty (20) ‘A’ ordinary shares. Refer to Note 29 for more information.

Basic (loss)/earnings per ADS is calculated by dividing the (loss)/earnings attributable to owners of the parent of US$24,018,000 (2022: loss of US$41,009,000) (2021: profit of US$875,000) by the weighted average number of ADS in issue, net of any Treasury Shares, during the year. Basic (loss)/earnings per ADS from continuing operations is calculated by dividing the (loss)/earnings of US$36,868,000 (2022: loss of US$43,586,000) (2021: loss of US$1,850,000) by the weighted average number of ADS in issue, net of any Treasury Shares, during the year.

As at December 31, 2023, the number of ADS for the purposes of the calculation of basic (loss)/earnings per ADS were 7,654,970 ADS (2022: 6,746,966 ADS) (2021: 4,180,340 ADS).

	December 31, 2023	December 31, 2022	December 31, 2021
ADS	7,654,970	6,746,966	4,180,340

Basic (loss)/earnings per ADS denominator	7,654,970	6,746,966	4,180,340

Reconciliation to weighted average (loss)/earnings per ADS denominator:
Number of ADS at January 1 (Note 19)	8,249,294	4,808,120	4,808,120
Weighted average number of shares issued during the year*	33,456	2,566,626	-
Weighted average number of treasury shares	(627,780)	(627,780)	(627,780)

Basic (loss)/earnings per ADS denominator	7,654,970	6,746,966	4,180,340

* The weighted average number of ADSs issued during the year is calculated by taking the number of ADSs issued multiplied by the number of days in the year each share is in issue, divided by 365 days.

Diluted (loss)/earnings per ADS

Diluted (loss)/earnings per ADS is calculated by dividing the net (loss)/earnings attributable to owners of the parent by the weighted average number of ADS in issue, net of any Treasury Shares, during the year, plus the weighted average number of ADS that would be issued on the conversion of all the dilutive potential ADS into ADS. As the potentially dilutive instruments were anti-dilutive in all periods presented, basic (loss)/earnings per ADS and diluted earnings per ADS are equivalent.

The following potential ADS are anti-dilutive and are therefore excluded from the weighted average number of ADS for the purposes of calculating dilutive (loss)/earnings per ADS.

	December 31, 2023	December 31, 2022	December 31, 2021
Potentially Dilutive Instruments:
Issuable on exercise of options (Note 20)	9,345	137,608	232,429
Issuable on exercise of warrants to Perceptive (Note 23)	-	-	-
Issuable on conversion of Exchangeable notes (Note 23)	1,920	71,823	913,163
Issuable on conversion of Convertible notes (Note 23)	1,234,568	818,535	-

Total number of potentially dilutive instruments excluded from the weighted average number of ADS in calculating dilutive (loss)/earnings per ADS	1,245,833	1,027,966	1,145,592

Of the ADS issuable on exercise of options, 687 are contingently issuable as their issue is contingent upon satisfaction of specified performance conditions in addition to the passage of time. The conditions governing their exercisability have not been satisfied as at the end of the reporting period.

Subsequent to the end of the reporting period, the following ordinary share transactions or potential ordinary share transactions occurred:

○	Options over 605,000 ADS were granted, of which 312,500 are contingently issuable as their issue is contingent upon satisfaction of specified performance conditions in addition to the passage of time.

○
Perceptive received new warrants to purchase an additional 500,000 ADSs and the Company has agreed to price these additional warrants and reprice the existing warrants to purchase the 500,000 ADSs that were issued to Perceptive under the original term loan, with an exercise price of US$2.20 per ADS.

○
Warrants to purchase 60,000 ADS shares have been issued to a consultant assisting with our CGM business. The exercise price is US$2.20 per ADS. The warrants are exercisable, in whole or part, until the fifth anniversary of the issue date in January 2024.